Total
Baird Ultra Short Bond Fund
Baird Ultra Short Bond Fund
Investment Objective
The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Ultra Short Bond Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.55%	0.30%
Fee Waiver or Reimbursement	[1]	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		0.40%	0.15%
[1]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2021. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Ultra Short Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	41	161	292	675
Institutional Class	15	81	154	366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in bonds, including the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

•	Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” bonds). The Fund may also invest in unrated debt obligations that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Short‑Term Government/Corporate Index. The duration of the Fund’s benchmark as of March 31, 2020 was 0.52 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than eighteen months during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	1st quarter 2019	0.98%
Worst quarter:	3rd quarter 2015	-0.11%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Ultra Short Bond Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. Short‑Term Government/Corporate Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Short‑Term Government/Corporate Index (reflects no deduction for fees, expenses or taxes)	2.69%	1.34%	1.15%	Dec. 31, 2013
Investor Class	Investor Class Return Before Taxes	2.87%	1.39%	1.31%	Dec. 31, 2013
Institutional Class	Institutional Class Return Before Taxes	3.11%	1.64%	1.57%	Dec. 31, 2013
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	2.04%	0.98%	0.95%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.84%	0.96%	0.93%

After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Short-Term Bond Fund
Baird Short‑Term Bond Fund
Investment Objective
The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Short-Term Bond Fund	Investor Class	Institutional
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Short-Term Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 1.87 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2010	1.76%
Worst quarter:	2nd quarter 2013	-0.36%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Short-Term Bond Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	[1]	Investor Class Return Before Taxes	4.42%	1.91%		1.73%	Sep. 19, 2012
Investor Class | Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.67%	1.54%	1.37%	Sep. 19, 2012
Institutional	[2]	Institutional Class Return Before Taxes	4.68%	2.16%	2.42%	2.80%	Aug. 31, 2004
Institutional | After Taxes on Distributions	[2]	Institutional Class Return After Taxes on Distributions	3.61%	1.33%	1.56%	1.70%
Institutional | After Taxes on Distributions and Sales	[2]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.76%	1.28%	1.51%	1.73%
Institutional | Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.67%	1.54%	2.41%	Aug. 31, 2004
[1]	The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.
[2]	The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.

After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Intermediate Bond Fund
Baird Intermediate Bond Fund
Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Intermediate Bond Fund	Investor	Institutional
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Intermediate Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector agencies

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 3.93 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2010	3.48%
Worst quarter:	4th quarter 2016	-1.95%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Intermediate Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.80%	2.57%	3.05%	4.33%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	6.83%	2.57%	3.49%	4.50%	Sep. 29, 2000
Institutional	Institutional Class Return Before Taxes	7.05%	2.81%	3.74%	4.76%	Sep. 29, 2000
Institutional | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	5.94%	1.76%	2.55%	3.23%
Institutional | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.16%	1.69%	2.42%	3.12%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Aggregate Bond Fund
Baird Aggregate Bond Fund
Investment Objective
The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Aggregate Bond Fund	Investor	Institutional
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Aggregate Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public-sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 5.69 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2010	3.51%
Worst quarter:	4th quarter 2016	-2.76%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Aggregate Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%	4.85%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	9.17%	3.16%	4.39%	5.09%	Sep. 29, 2000
Institutional	Institutional Class Return Before Taxes	9.48%	3.43%	4.65%	5.34%	Sep. 29, 2000
Institutional | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.24%	2.28%	3.25%	3.61%
Institutional | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.59%	2.11%	3.06%	3.49%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Core Plus Bond Fund
Baird Core Plus Bond Fund
Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Core Plus Bond Fund	Investor	Institutional
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Core Plus Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment‑grade debt obligations, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). Non‑investment grade debt obligations, at the time of purchase, are generally rated at least B or higher by Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moodys”) or have an equivalent rating by another nationally recognized rating agency. The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Universal Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 5.56 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. The Advisor may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2010	4.12%
Worst quarter:	2nd quarter 2013	-2.91%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Core Plus Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	9.29%	3.44%	4.12%	5.12%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	9.69%	3.49%	4.66%	5.54%	Sep. 29, 2000
Institutional	Institutional Class Return Before Taxes	10.11%	3.75%	4.92%	5.81%	Sep. 29, 2000
Institutional | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.77%	2.47%	3.49%	3.95%
Institutional | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.96%	2.29%	3.22%	3.80%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Short-Term Municipal Bond Fund
Baird Short‑Term Municipal Bond Fund
Investment Objective
The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Short-Term Municipal Bond Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Short-Term Municipal Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	56	176	307	689
Institutional Class	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Short (1-5 Year) Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 2.43 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be three years or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be fairly low for the Fund because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	1st quarter 2019	1.46%
Worst quarter:	4th quarter 2016	-1.16%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Short-Term Municipal Bond Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays Short (1-5 Year) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Short (1-5 Year) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.66%	1.72%	Aug. 31, 2015
Investor Class	Investor Class Return Before Taxes	3.81%	2.08%	Aug. 31, 2015
Institutional Class	Institutional Class Return Before Taxes	3.96%	2.35%	Aug. 31, 2015
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.96%	2.32%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.14%	2.18%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Strategic Municipal Bond Fund
Baird Strategic Municipal Bond Fund
Investment Objective
The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Strategic Municipal Bond Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Strategic Municipal Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	56	176	307	689
Institutional Class	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from November 15, 2019 (inception date) through December 31, 2019, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.
The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays 1-10 Year Municipal Blend Index. The duration of the Fund’s benchmark as of March 31, 2020 was 3.83 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and six years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays 1-10 Year Municipal Blend Index.

Baird Quality Intermediate Municipal Bond Fund
Baird Quality Intermediate Municipal Bond Fund
Investment Objective
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax.
A secondary objective is to seek total return with relatively low volatility of principal.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Quality Intermediate Municipal Bond Fund	Investor	Institutional
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Quality Intermediate Municipal Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor	56	176	307	689
Institutional	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in municipal debt obligations issued by governmental authorities throughout the United States and its territories. The Fund primarily purchases general obligation and pre‑refunded bonds issued for any purpose, and revenue bonds funding education, housing, transportation and essential services including, without limitation, water, sewer and electricity. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund’s benchmark is the Bloomberg Barclays Quality Intermediate Municipal Bond Index. The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of investment grade intermediate-term municipal securities.

The Fund invests principally in investment grade, intermediate‑term municipal obligations issued by state and local authorities the interest on which is exempt from federal income tax. The Fund normally invests at least 80% of its net assets in a diversified portfolio of bonds and debentures, the interest on which is exempt from regular federal income and alternative minimum taxes. Municipal obligations purchased by the Fund will be:

•	Investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor;

•	Short‑term municipal obligations rated SP‑1 by S&P or MIG‑1 by Moody’s; or

•	Tax‑exempt commercial paper rated A‑1 by S&P or VMIG‑1 by Moody’s.

After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, Robert W. Baird & Co. Incorporated (the “Advisor”) will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Quality Intermediate Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 4.17 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than eight years during normal market conditions. The Fund may invest in debt obligations of all maturities.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2011	2.81%
Worst quarter:	4th quarter 2016	-2.75%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Quality Intermediate Municipal Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays Quality Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Quality Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.88%	2.71%	3.37%	4.02%	Mar. 30, 2001
Investor	Investor Class Return Before Taxes	5.33%	2.06%	2.62%	3.70%	Mar. 30, 2001
Institutional	Institutional Class Return Before Taxes	5.65%	2.32%	2.88%	3.96%	Mar. 30, 2001
Institutional | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	5.65%	2.31%	2.87%	3.94%
Institutional | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.31%	2.31%	2.80%	3.80%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Core Intermediate Municipal Bond Fund
Baird Core Intermediate Municipal Bond Fund
Investment Objective
The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Core Intermediate Municipal Bond Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Core Intermediate Municipal Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	56	176	307	689
Institutional Class	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays (1-15 Year) Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 4.36 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be between three and ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2016	2.50%
Worst quarter:	4th quarter 2016	-2.82%

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Baird Core Intermediate Municipal Bond Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays Municipal Bond (1-15 Year) Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Municipal Bond (1-15 Year) Index (reflects no deduction for fees, expenses or taxes)	6.44%	3.25%	Aug. 31, 2015
Investor Class	Investor Class Return Before Taxes	6.40%	3.50%	Aug. 31, 2015
Institutional Class	Institutional Class Return Before Taxes	6.75%	3.77%	Aug. 31, 2015
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.72%	3.67%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.99%	3.34%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Municipal Bond Fund
Baird Municipal Bond Fund
Investment Objective
The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird Municipal Bond Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Expenses (as a percentage of Assets)	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird Municipal Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	56	176	307	689
Institutional Class	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from November 15, 2019 (inception date) through December 31, 2019, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 15% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2020 was 5.36 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors.  Most recently, the novel coronavirus (COVID-19) has evolved into a global pandemic at a scale not seen since the Spanish Flu of 1918.  The COVID-19 pandemic has required much of the developed world to restrict movement of people to slow the rate of infection and “flatten the curve” resulting in large segments of their economies being shut down. Essentially a global health crisis has created a global economic and financial crisis. Economies around the world, including the U.S., are expected to contract sharply in the near-term with unemployment rates reaching 15% to 25% over the next quarter. The full effects, costs and duration of the coronavirus, as well as the effectiveness of government stimulus measures and other steps being taken to mitigate its impact, may not be known for some time and may continue to adversely affect the Fund.  It is also possible the pandemic may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. These and other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.   As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays Municipal Bond Index.